Business and Summary of Significant Accounting Policies (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) Customers Customer	Jun. 30, 2014 USD ($) Customers	Dec. 31, 2014 USD ($) Customer Subsidiary	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies (Textual)
Depreciation expense	$ 280		$ 279
Numberof consolidated subsidiary	1		1
Accounts Receivable [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	21.00%	32.00%	46.00%	17.00%
Number of customers	2	2	2
Accounts Receivable [Member] | Customer One [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	21.00%	11.00%	24.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	0.00%	21.00%		17.00%
Accounts Receivable [Member] | Customer Three [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage			22.00%
Revenues [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	15.00%	17.20%	25.00%	30.00%
Number of customers	2	2	3
Revenues [Member] | CANADA
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage		6.70%	3.00%
Revenues [Member] | HONG KONG
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	10.00%		17.00%	28.00%
Revenues [Member] | INDIA
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage		9.80%	3.00%
Revenues [Member] | Other Country [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	5.00%	0.70%	2.00%	2.00%
Revenues [Member] | Customer One [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	30.00%	40.00%	34.00%	28.00%
Revenues [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	10.00%	14.00%	17.00%	21.00%
Revenues [Member] | Customer Three [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage			10.00%